General, Administrative and Other Operating Expenses: Schedule of General, administrative and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of General, administrative and other operating expenses:
Schedule of General, administrative and other operating expenses

	Years ended December 31,
	2011	2010	2009
Personnel and social contributions	363,906	303,911	221,976
Office expenses	55,311	47,197	40,272
Audit and consulting services	29,330	26,430	35,990
Depreciation	23,257	24,262	22,789
Social expenses	48,487	24,190	22,743
Consumables	23,393	14,410	12,397
Mitigation of accidents consequences	17,786	3,685	1,293
Banking charges and services	17,271	13,891	10,843
Business trips	10,704	9,320	5,518
Rent	12,520	7,776	5,169
Contributions to Mechel Fund	8,915	–	–
Obligation for stream mitigation	8,364	51	–
Insurance	8,025	7,077	3,481
Disposals of property, plant and equipment	(7,428)	783	2,865
Other	28,601	30,106	4,141
Total general, administrative and other operating expenses	648,442	513,089	389,477